Trade Accounts Receivable, Net (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Trade Accounts Receivable, Net
Trade accounts receivable	$ 58,794,382	358,463,468	302,779,899
Less: Allowance for doubtful accounts	0	0	0
Total trade accounts receivable, net	58,794,382	358,463,468	302,779,899
Trade accounts receivables pledged as collateral for borrowings from financial institutions		0	0